                     SUPPLEMENT DATED OCTOBER 15, 2004 TO

                      PROSPECTUS DATED APRIL 30, 2004 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

On June 14, 2004 the Board of Trustees (the "Board") for the Eaton Vance Variable Trust (the "Trust") voted to liquidate the Eaton Vance Variable Trust -- VT Income Fund of Boston (the "Portfolio"). The Board took this action because the Portfolio failed to attract sufficient assets in order to make operating the Portfolio economically feasible. The Board, therefore, determined that continuing the operations of the Portfolio was not in the interests of the Trust, the Portfolio, or the Portfolio's shareholders.

In accordance with the Board's decision to terminate operations, all assets held by the Separate Account invested in the Portfolio will be transferred at the close of trading on the New York Stock Exchange on December 15, 2004 to the Dreyfus Variable Investment Fund -- Money Market Fund.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. (You may only invest in up to 10 Subaccounts and the Guarantee Account, if available, at any one time.)

Transfers made from the Portfolio during the period of October 15, 2004 to December 15, 2004 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

                                                                                   Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                Investment Objective            as applicable)
                   --------------------------------------------------------------------------------------------
AIM VARIABLE       AIM V.I. Aggressive Growth          Seeks long-term growth      A I M Advisors, Inc.
INSURANCE FUNDS    Fund -- Series I shares             of capital.
                   --------------------------------------------------------------------------------------------
                   AIM V.I. Blue Chip Fund --          Seeks long-term growth      A I M Advisors, Inc.
                   Series I shares                     of capital. Current
                                                       income is a secondary
                                                       objective.
                   --------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN  AllianceBernstein Growth and        Seeks reasonable current    Alliance Capital
VARIABLE PRODUCTS  Income Portfolio -- Class B         income and reasonable       Management, L.P.
SERIES FUND, INC.                                      opportunity for
                                                       appreciation through
                                                       investments primarily in
                                                       dividend-paying common
                                                       stocks of good quality.
                   --------------------------------------------------------------------------------------------
                   AllianceBernstein Premier           Seeks growth of capital     Alliance Capital
                   Growth Portfolio -- Class B         by pursuing aggressive      Management, L.P.
                                                       investment policies.
                   --------------------------------------------------------------------------------------------
AMERICAN CENTURY   VP Income & Growth Fund --          Seeks capital growth.       American Century Investment
VARIABLE PRODUCTS, Class I                             Income is a secondary       Management, Inc.
INC.                                                   objective.
                   --------------------------------------------------------------------------------------------
                   VP International Fund -- Class I    Seeks capital growth.       American Century Investment
                                                                                   Management, Inc.
                   --------------------------------------------------------------------------------------------
                   VP Ultra Fund -- Class I            Seeks long-term capital     American Century Investment
                                                       growth.                     Management, Inc.
                   --------------------------------------------------------------------------------------------
                   VP Value Fund -- Class I            Seeks long-term capital     American Century Investment
                                                       growth. Income is a         Management, Inc.
                                                       secondary objective.
                   --------------------------------------------------------------------------------------------
DREYFUS            Dreyfus Investment Portfolios       Seeks investment            The Dreyfus Corporation
                   MidCap Stock Portfolio -- Initial   returns that are greater
                   Shares                              than the total return
                                                       performance of publicly
                                                       traded common stocks
                                                       of medium-size
                                                       domestic companies in
                                                       the aggregate as
                                                       represented by the
                                                       Standard & Poor's 400
                                                       MidCap Index.
                   --------------------------------------------------------------------------------------------
                   Dreyfus Variable Investment         Seeks as high a level of    The Dreyfus Corporation
                   Fund -- Money Market Portfolio      current income as is
                                                       consistent with the
                                                       preservation of capital./1/
                   --------------------------------------------------------------------------------------------
                   The Dreyfus Socially Responsible    Seeks to provide capital    The Dreyfus Corporation
                   Growth Fund, Inc. -- Initial Shares growth. Current income is a secondary
                                                       objective.
                   --------------------------------------------------------------------------------------------

                    /1/ An investment in the portfolio is not insured or
                        guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share it is possible to lose money by investing in this portfolio.

                                                                              Adviser (and Sub-Adviser(s),
                     Subaccount Investing In          Investment Objective           as applicable)
                     -------------------------------------------------------------------------------------
EATON VANCE VARIABLE VT Floating-Rate Income Fund   Seeks high current        Eaton Vance Management
TRUST                                               income.
                     -------------------------------------------------------------------------------------
                     VT Income Fund of Boston       Seeks as much current     Eaton Vance Management
                                                    income as possible. The
                                                    fund primarily invests in
                                                    high yield, high risk
                                                    corporate bonds,
                                                    commonly referred to as
                                                    "junk bonds." The fund
                                                    also seeks reasonable
                                                    preservation of capital
                                                    to the extent attainable
                                                    from such investments,
                                                    and growth of income
                                                    and capital as
                                                    secondary objectives.
                     -------------------------------------------------------------------------------------
                     VT Worldwide Health Sciences   Seeks long-term capital   OrbiMed Advisors, LLC
                     Fund                           growth by investing in a
                                                    worldwide and
                                                    diversified portfolio of
                                                    health sciences
                                                    companies.
                     -------------------------------------------------------------------------------------
FIDELITY VARIABLE    VIP Contrafund(R) Portfolio -- Seeks long-term capital   Fidelity Management &
INSURANCE PRODUCTS   Service Class 2                appreciation.             Research Company
FUND                                                                          (subadvised by Fidelity
                                                                              Management & Research
                                                                              (U.K.) Inc. (FMR U.K.),
                                                                              Fidelity Management &
                                                                              Research (Far East) Inc.
                                                                              (FMR Far East), Fidelity
                                                                              Investments Japan Limited
                                                                              (FIJ) and FMR Co., Inc.
                                                                              (FMRC))
                     -------------------------------------------------------------------------------------
                     VIP Equity-Income Portfolio -- Seeks reasonable          Fidelity Management &
                     Service Class 2                income. The Portfolio     Research Company
                                                    will also consider the    (subadvised by FMR Co., Inc.
                                                    potential for capital     (FMRC))
                                                    appreciation. The
                                                    Portfolio's goal is to
                                                    achieve a yield which
                                                    exceeds the composite
                                                    yield on the securities
                                                    comprising the Standard
                                                    & Poor's 500/SM/ Index
                                                    (S&P 500(R))
                     -------------------------------------------------------------------------------------
                     VIP Mid Cap Portfolio --       Seeks long-term growth    Fidelity Management &
                     Service Class 2                of capital.               Research Company
                                                                              (subadvised by Fidelity
                                                                              Management & Research
                                                                              (U.K.), Inc. (FMR U.K.) and
                                                                              Fidelity Management &
                                                                              Research Far East Inc. (FMR
                                                                              Far East))
                     -------------------------------------------------------------------------------------

                                                                               Adviser (and Sub-Adviser(s),
                   Subaccount Investing In             Investment Objective           as applicable)
                   ----------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Large Cap Growth         Seeks capital             Franklin Advisors, Inc.
VARIABLE INSURANCE Securities Fund -- Class 2 Shares appreciation
PRODUCTS TRUST     ----------------------------------------------------------------------------------------
                   Mutual Shares Securities Fund --  Seeks capital             Franklin Mutual Advisors,
                   Class 2 Shares                    appreciation. Income is   LLC
                                                     a secondary goal.
                   ----------------------------------------------------------------------------------------
                   Templeton Foreign Securities      Seeks long-term capital   Templeton Investment
                   Fund -- Class 2 Shares            growth.                   Counsel, LLC (subadvised
                                                                               by Franklin Advisors, Inc.)
                   ----------------------------------------------------------------------------------------
                   Templeton Global Asset Allocation Seeks high total return.  Templeton Investment
                   Fund -- Class 2 Shares                                      Counsel, LLC (subadvised
                                                                               by Franklin Advisors, Inc.)
                   ----------------------------------------------------------------------------------------
GE INVESTMENTS     Total Return Fund                 Seeks the highest total   GE Asset Management
FUNDS, INC.                                          return composed of        Incorporated
                                                     current income and
                                                     capital appreciation, as
                                                     is consistent with
                                                     prudent investment risk.
                   ----------------------------------------------------------------------------------------
J.P. MORGAN SERIES Bond Portfolio                    Seeks high total return   J.P. Morgan Investment
TRUST II                                             consistent with           Management, Inc., a
                                                     moderate risk of capital  subsidiary of J.P. Morgan
                                                     and maintenance of        Chase & Co.
                                                     liquidity.
                   ----------------------------------------------------------------------------------------
                   International Equity Portfolio    Seeks high total return.  J.P. Morgan Investment
                   (formerly, International                                    Management, Inc., a
                   Opportunities Portfolio)                                    subsidiary of J.P. Morgan
                                                                               Chase & Co.
                   ----------------------------------------------------------------------------------------
                   Mid Cap Value Portfolio           Seeks growth from         J.P. Morgan Investment
                                                     capital appreciation.     Management, Inc., a
                                                                               subsidiary of J.P. Morgan
                                                                               Chase & Co.
                   ----------------------------------------------------------------------------------------
                   Small Company Portfolio           Seeks high total return   J.P. Morgan Investment
                                                     from a portfolio of small Management, Inc., a
                                                     company stocks.           subsidiary of J.P. Morgan
                                                                               Chase & Co.
                   ----------------------------------------------------------------------------------------
                   U.S. Large Cap Core Equity        Seeks high total return   J.P. Morgan Investment
                   Portfolio                         from a portfolio of       Management, Inc., a
                                                     selected equity           subsidiary of J.P. Morgan
                                                     securities.               Chase & Co.
                   ----------------------------------------------------------------------------------------
MFS(R) VARIABLE    MFS(R) Investors Growth Stock     Seeks long-term growth    Massachusetts Financial
INSURANCE TRUST    Series -- Service Class Shares    of capital and future     Services Company ("MFS(R)")
                                                     income rather than
                                                     current income.
                   ----------------------------------------------------------------------------------------
                   MFS(R) Strategic Income           Seeks high current        Massachusetts Financial
                   Series -- Service Class Shares    income. Significant       Services Company
                                                     capital appreciation is a ("MFS(R)")
                                                     secondary objective.
                   ----------------------------------------------------------------------------------------
                   MFS(R) Total Return Series --     Seeks above average       Massachusetts Financial
                   Service Class Shares              income. Reasonable        Services Company ("MFS(R)")
                                                     opportunity for growth of
                                                     capital and income is a
                                                     secondary objective.
                   ----------------------------------------------------------------------------------------

                                                                                Adviser (and Sub-Adviser(s),
                     Subaccount Investing In            Investment Objective           as applicable)
                     ---------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE Oppenheimer Capital             Seeks capital               OppenheimerFunds, Inc.
ACCOUNT FUNDS        Appreciation Fund/VA -- Service appreciation by
                     Shares                          investing in securities of
                                                     well-known established
                                                     companies.
                     ---------------------------------------------------------------------------------------
                     Oppenheimer Main Street Fund/   Seeks high total return     OppenheimerFunds, Inc.
                     VA -- Service Shares            (which includes growth
                                                     in the value of its
                                                     shares as well as
                                                     current income) from
                                                     equity and debt
                                                     securities.
                     ---------------------------------------------------------------------------------------
                     Oppenheimer Main Street Small   Seeks capital               OppenheimerFunds, Inc.
                     Cap Fund/VA -- Service Shares   appreciation.
                     ---------------------------------------------------------------------------------------
SCUDDER VARIABLE     Scudder Technology Growth       Seeks growth of capital.    Deutsche Asset
SERIES II            Portfolio -- Class B Shares                                 Management
                     ---------------------------------------------------------------------------------------
                     SVS Dreman High Return Equity   Seeks to achieve a high     Deutsche Asset
                     Portfolio -- Class B Shares     rate of total return.       Management (subadvised by
                                                                                 Dreman Value Management
                                                                                 L.L.C.)
                     ---------------------------------------------------------------------------------------
                     SVS Dreman Small Cap Value      Seeks long-term capital     Deutsche Asset
                     Portfolio -- Class B Shares     appreciation.               Management (subadvised by
                                                                                 Dreman Value Management
                                                                                 L.L.C.)
                     ---------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                1-800-352-9910
                                or by writing:
                     GE Life and Annuity Assurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

Please be sure to include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so that we may be sure the correct prospectuses are mailed to you.